Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 4,157	$ 4,672
Accumulated benefit obligation	3,840	4,375
Fair value of plan assets	$ 5,041	$ 5,605